Offerings	Aug. 15, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.05 per share
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt Securities
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930.00
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-259464
Carry Forward Initial Effective Date	Aug. 17, 2022
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-259464
Carry Forward Initial Effective Date	Aug. 17, 2022
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-259464
Carry Forward Initial Effective Date	Aug. 17, 2022
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-259464
Carry Forward Initial Effective Date	Aug. 17, 2022
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-259464
Carry Forward Initial Effective Date	Aug. 17, 2022
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 88,239,631.00
Amount of Registration Fee	$ 9,626.94
Carry Forward Form Type	F-3
Carry Forward File Number	333-259464
Carry Forward Initial Effective Date	Aug. 17, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,626.94
Offering Note	The aggregate maximum offering price of all securities issued or issuable by E-Home Household Service Holdings Limited (the “Registrant”) that are registered pursuant to this Registration Statement shall not exceed $388,239,631. The proposed maximum aggregate offering price is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act. The amount and price are exclusive of accrued interest, if any, on the debt securities. The amount to be registered and proposed maximum aggregate offering price are not specified as to each class of security pursuant to General Instruction II.C. of Form F-3 under the Securities Act.